CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Construction Contracts [Abstract]
Contract costs incurred to date	$ 23,737	$ 23,041
Profit recognized to date (less recognized losses)	1,501	1,843
Contract costs incurred and profit recognized (less recognized losses)	25,238	24,884
Less: progress billings	(26,171)	(25,782)
Contract Asset (Liability), Net	(933)	(898)
Comprising:
Amounts due from customers - work in progress	510	577
Amounts due to customers - creditors	$ (1,443)	$ (1,475)